Concentrations (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 CNY (¥)
Concentrations (Details) [Line Items]
Cash and cash equivalents (in Dollars)	$ 1,669,235	$ 216,754
Bank deposit amount (in Yuan Renminbi)	1,400,000			¥ 10,000,000
Concentration of Credit Risks [Member]
Concentrations (Details) [Line Items]
Bank deposit amount (in Yuan Renminbi) | ¥				¥ 500,000
Cash held in bank (in Dollars)	$ 1,781,000	$ 232,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	48.00%	46.00%	35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	19.00%	23.00%	27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			17.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | One Vendor [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	50.00%	65.00%	62.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	49.00%	63.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	13.00%	15.00%
Accounts Payable [Member] | Product Concentration Risk [Member] | One Vendor [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	37.00%	47.00%